GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Goodwill And Intangible Assets [Abstract]
Goodwill and other intangible assets (see Note 14)	$ 4,624,000	$ 3,853,000
Property, plant and equipment (see Note 13)	733,000	2,508,000
Prepayments (see Note 18)	482,000	583,000	$ 562,000
Total impairment loss	$ 5,839,000	$ 6,944,000